Equity (Details) $ / shares in Units, ¥ in Millions				12 Months Ended
	Aug. 25, 2022 shares	Jul. 08, 2021 $ / shares shares	Mar. 12, 2018 USD ($) $ / shares shares	Dec. 31, 2024 CNY (¥) shares	Dec. 31, 2022 shares	Dec. 31, 2024 $ / shares	Aug. 31, 2024 shares	Dec. 31, 2023 $ / shares shares	Dec. 31, 2021 $ / shares shares	Dec. 31, 2020 $ / shares shares
Equity [Line Items]
Shares authorized				500,000,000				500,000,000
Shares par value (in Dollars per share) | $ / shares						$ 0.0001		$ 0.0001
Ordinary shares issued				169,110,000				121,110,000
Number of shareholders			4
Stock reverse split		10,000:1
Ordinary shares outstanding				169,110,000				121,110,000
Converted ordinary share	11,110,000
Net assets (in Yuan Renminbi) | ¥				¥ 130
Ordinary Shares [Member]
Equity [Line Items]
Shares authorized			50,000						500,000,000	500,000,000
Shares par value (in Dollars per share) | $ / shares		$ 0.0001	$ 1						$ 0.0001	$ 0.0001
Ordinary shares issued			10,000						100,000,000	100,000,000
Shares exchange amount (in Dollars) | $			$ 10,000
Capital of ordinary shares		100,000,000
Ordinary shares outstanding				169,110,000	121,110,000			121,110,000	100,000,000	100,000,000
Number of american depositary shares					10,000,000
Ordinary Shares [Member] | Board of Directors [Member]
Equity [Line Items]
Shares par value (in Dollars per share) | $ / shares		$ 1
Shares issued		10,000
Ordinary Shares [Member] | 2024 Share Incentive Plan [Member]
Equity [Line Items]
Ordinary shares issued							48,000,000
Profit Appropriation and Restricted Net Assets [Member]
Equity [Line Items]
Statutory reserves percentage				10.00%
IPO [Member] | American Depositary Shares [Member]
Equity [Line Items]
Shares issued	5,000,000
Number of american depositary shares	5,000,000